UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

_____________________

FORM N-Q

_____________________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01436

CAPSTONE SERIES FUND, INC.

(Exact name of registrant as specified in charter)

_____________________

3700 W. SAM HOUSTON PARKWAY SOUTH, SUITE 250

HOUSTON, TX 77042

(Address of principal executive offices) (Zip Code)

Citi Fund Services Ohio, Inc.

3435 Stelzer Road

Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800-262-6631)

Date of fiscal year end: April 30

Date of reporting period: July 31, 2014

Item 1. Schedule of Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2014 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.5%)
AEROSPACE & DEFENSE (1.9%)
AAR Corp.	6,120	$164,628
AeroVironment, Inc.(a)	820	25,822
Alliant Techsystems, Inc.	1,300	168,909
American Science & Engineering, Inc.	310	19,468
BE Aerospace, Inc.	5,510	469,121
Cubic Corp.	820	35,965
Curtiss-Wright Corp.	2,850	181,004
Engility Holdings, Inc.(a)	6,840	236,390
Esterline Technologies Corp.	1,940	210,587
Exelis, Inc.	12,460	209,826
GenCorp, Inc.	14,200	252,050
Moog, Inc., Class A	1,780	117,516
Orbital Sciences Corp.	2,480	63,662
TASER International, Inc.(a)	16,470	198,628
Teledyne Technologies, Inc.	1,500	136,800
Triumph Group, Inc.	3,030	191,951
		2,682,327

AIR FREIGHT & LOGISTICS (0.4%)
Atlas Air Worldwide Holdings(a)	6,330	216,613
Forward Air Corp.	1,180	52,829
Hub Group, Inc., Class A	4,650	214,737
UTI Worldwide, Inc.(a)	6,940	65,652
		549,831

AIRLINES (0.7%)
Alaska Air Group, Inc.	7,800	342,966
Allegiant Travel Co.	1,160	136,602
JetBlue Airways Corp.	30,510	327,067
SkyWest, Inc.	18,330	195,948
		1,002,583

AUTO COMPONENTS (0.7%)
Dorman Products, Inc.	1,220	52,924
Drew Industries, Inc.	2,650	119,250
Gentex Corp.	8,120	234,668
LKQ Corp.	15,030	393,110
Standard Motor Products, Inc.	790	28,479
Superior Industries International, Inc.	7,720	144,441
		972,872

AUTOMOBILES (0.2%)
Thor Industries, Inc.	1,720	91,108
Winnebago Industries, Inc.	6,030	141,705
		232,813

BANKS (5.6%)
Associated Bancorp	15,050	269,696
BancorpSouth, Inc.	10,490	218,926
Bank of Hawaii Corp.	1,490	85,198
Bank of the Ozarks, Inc.	6,310	194,159
Banner Corp.	580	23,339
BBCN Bancorp, Inc.	13,920	209,078
Boston Private Financial Holdings, Inc.	12,130	151,382
Cardinal Financial Corp.	1,420	25,077
Cathay General Bancorp	8,900	227,751
City Holding Co.	140	5,831
City National Corp.	2,710	203,927
Columbia Banking System, Inc.	1,970	50,215
Commerce Bancshares, Inc.	2,814	126,799
Community Bank System, Inc.	1,100	38,753
Cullen/Frost Bankers, Inc.	1,930	150,482
CVB Financial Corp.	3,720	56,879
East West Bancorp, Inc.	6,850	233,311
F.N.B. Corp.	9,910	121,893
First Bancorp	5,342	27,458
First Commonwealth Financial Corp.	4,950	42,372
First Financial Bancorp	2,060	33,660
First Financial Bankshares, Inc.	3,670	107,825
First Horizon National Corp.	10,170	119,803
First Midwest Bancorp, Inc.	11,530	186,786
FirstMerit Corp.	6,730	118,448
Fulton Financial Corp.	11,380	129,049
Glacier Bancorp, Inc.	5,870	155,438
Hancock Holding Co.	4,339	140,757
Hanmi Financial Corp.	1,231	25,999
Home Bancshares, Inc.	5,926	178,136
Independent Bank Corp. - Massachusetts	490	17,890
International Bancshares Corp.	3,990	101,146
MB Financial, Inc.	9,220	248,387
National Penn Bancshares, Inc.	5,310	54,693
NBT Bancorp	1,390	32,484
Old National Bancorp	4,450	59,541
PacWest Bancorp	6,850	285,439
Pinnacle Financial Partners, Inc.	5,490	203,130
PrivateBancorp, Inc.	8,380	241,344
Prosperity Bancshares, Inc.	2,190	127,305
S & T Bancorp, Inc.	890	21,654
Signature Bank(a)	2,780	318,004
Simmons First National Corp., Class A	460	18,230
Sterling BanCorp	2,958	35,200
Susquehanna Bancshares, Inc.	15,850	161,353
SVB Financial Group(a)	3,510	382,660
Synovus Financial Corp.	14,212	334,693
Taylor Capital Group, Inc.	500	10,660
TCF Financial Corp.	7,000	110,670
Texas Capital Bancshares, Inc.(a)	2,970	154,589
Tompkins Financial Corp.	159	7,072
Trustmark Corp.	2,530	58,266
UMB Financial Corp.	1,390	78,716
Umpqua Holdings Corp.	17,070	288,824
United Bankshares, Inc.	2,230	71,538
United Community Banks, Inc.	12,752	211,046
Valley National Bancorp	12,762	122,260
WestAmerica Bancorp	730	34,909
Wilshire Bancorp, Inc.	13,730	129,337
Wintrust Financial Corp.	3,610	167,251
		7,746,718

BIOTECHNOLOGY (0.9%)
Acorda Therapeutics, Inc.(a)	6,090	178,254
Emergent BioSolutions, Inc.(a)	1,310	28,820
Ligand Pharmaceuticals, Inc., Class - B(a)	2,970	146,035
Momenta Pharmaceuticals, Inc.(a)	2,160	22,983
Neogen Corp.	2,382	103,998
Repligen Corp.	19,160	401,785
Spectrum Pharmaceuticals, Inc.(a)	2,900	20,416
United Therapeutics Corp.(a)	3,500	318,290
		1,220,581

BUILDING PRODUCTS (0.9%)
AAON, Inc.	7,398	145,149
American Woodmark Corp.(a)	450	13,230
Apogee Enterprises, Inc.	2,450	79,502
Comfort Systems USA, Inc.	1,710	25,479
Eagle Materials, Inc.	3,030	275,185
Griffon Corp.	16,520	177,920
Lennox International, Inc.	1,760	150,163
Pgt, Inc.(a)	18,600	172,236
Quanex Building Products Corp.	4,285	73,231
Simpson Manufacturing Co., Inc.	1,490	45,311
Universal Forest Products, Inc.	3,650	159,797
		1,317,203

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2014 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
CAPITAL MARKETS (1.7%)
Eaton Vance Corp.	4,720	$165,814
Evercore Partners, Inc.	3,160	172,410
Federated Investors, Inc., Class B	3,700	104,414
Financial Engines, Inc.	3,100	120,745
FXCM, Inc.	1,770	24,107
HFF, Inc., Class A	6,590	223,796
Investment Technology Group, Inc.(a)	1,570	28,715
Janus Capital Group, Inc.	10,410	118,570
Piper Jaffray Cos., Inc.	3,920	202,272
Raymond James Financial, Inc.	4,770	243,031
Retail Opportunity Investments Corp.	13,070	201,670
SEI Investments Co.	5,540	198,443
SWS Group, Inc.(a)	8,995	64,404
Virtus Investment Partners, Inc.(a)	1,161	238,063
Waddell & Reed Financial, Inc., Class A	4,940	260,783
		2,367,237

CHEMICALS (2.4%)
A. Schulman, Inc.	4,400	174,856
Albemarle Corp.	3,150	193,221
American Vanguard Corp.	4,940	62,689
Ashland, Inc.	3,820	399,763
Balchem Corp.	1,945	97,250
Cabot Corp.	3,770	197,510
Cytec Industries, Inc.	1,480	149,258
Flotek Industries, Inc.	6,740	194,449
FutureFuel Corp.	930	14,657
H.B. Fuller Co.	3,290	146,898
Hawkins, Inc.	250	8,562
Innophos Holdings, Inc.	850	51,365
Intrepid Potash, Inc.(a)	2,370	35,100
Kraton Performance Polymers, Inc.(a)	3,810	78,524
Mineral Technologies, Inc.	1,360	78,975
NewMarket Corp.	449	173,763
Olin Corp.	6,570	174,565
Om Group, Inc.	2,500	70,675
PolyOne Corp.	3,670	139,276
Quaker Chemical Corp.	500	35,305
Rayonier, Inc.(a)	1,683	54,630
RPM International, Inc.	5,170	228,411
Sensient Technologies Corp.	1,940	101,850
Stepan Co.	1,390	66,887
The Scotts Miracle-Gro Co., Class A	1,660	88,312
Valspar Corp.	3,050	228,903
Zep, Inc.	4,525	70,545
		3,316,199

COMMERCIAL SERVICES & SUPPLIES (3.5%)
ABM Industries, Inc.	7,620	187,528
Brady Corp., Class A	1,950	50,992
CDI Corp.	13,630	189,048
Civeo Corp.(a)	4,300	109,220
Clean Harbors, Inc.	2,140	123,328
Copart, Inc.	5,910	197,276
Corrections Corp. of America	4,528	145,892
Darling International, Inc.	6,830	127,858
Deluxe Corp.	2,800	154,028
Exponent, Inc.	510	36,251
Forrester Research, Inc.	460	17,793
FTI Consulting, Inc.	1,650	60,984
G & K Services, Inc., Class A	730	35,106
Healthcare Services Group, Inc.	3,162	82,655
Heartland Payment Systems, Inc.	1,460	69,350
Heidrick & Struggles International, Inc.	5,370	100,258
Herman Miller, Inc.	2,400	70,176
HMS Holdings Corp.(a)	3,590	66,092
HNI Corp.	3,470	122,630
Interface, Inc.	2,550	40,417
Kelly Services, Inc., Class A	10,430	166,254
Korn/Ferry International, Inc.	3,680	108,266
Leidos Holdings, Inc.	6,110	225,703
Manpower, Inc.	4,640	361,410
Mobile Mini, Inc.	2,720	102,707
Monro Muffler Brake, Inc.	1,235	62,726
Monster Worldwide, Inc.	29,400	191,100
MSA Safety, Inc.	1,210	62,654
Navigant Consulting, Inc.(a)	2,500	40,800
On Assignment, Inc.	8,300	224,183
R.R. Donnelley & Sons Co.	7,970	138,359
Resources Connection, Inc.	5,130	77,463
Rollins, Inc.	2,450	69,360
TeleTech Holdings, Inc.	940	25,878
Tetra Tech, Inc.	2,690	65,313
The Brink's Co.	5,380	144,399
The Corporate Executive Board Co.	3,350	207,934
TrueBlue, Inc.(a)	1,650	44,534
United Stationers, Inc.	4,710	181,712
Viad Corp.	5,110	108,434
Waste Connections, Inc.	4,772	225,906
		4,821,977

COMMUNICATIONS EQUIPMENT (1.6%)
ADTRAN, Inc.	2,280	50,707
Arris Group, Inc.(a)	4,659	159,198
Bel Fuse, Inc.	5,140	121,510
Belden CDT, Inc.	3,080	209,132
Black Box Corp.	9,050	187,335
CalAmp Corp.	10,100	171,801
Ciena Corp.	6,840	133,585
Comtech Telecommunications Corp.	570	19,266
Digi International, Inc.	6,810	56,251
Dycom Industries, Inc.	7,330	206,120
Harmonic, Inc.	22,620	135,720
InterDigital, Inc.	1,560	68,780
Ixia(a)	2,410	25,787
JDS Uniphase Corp.(a)	9,570	113,596
NETGEAR, Inc.(a)	3,570	111,777
Oplink Communications, Inc.(a)	4,940	94,156
Plantronics, Inc.	1,570	73,743
Polycom, Inc.(a)	5,770	73,971
Procera Networks, Inc.(a)	970	9,710
Riverbed Technology, Inc.	6,239	111,678
ViaSat, Inc.(a)	1,650	96,475
		2,230,298

CONSTRUCTION & ENGINEERING (1.3%)
AECOM Technology Corp.(a)	10,770	365,641
Aegion Corp.(a)	7,300	167,243
EMCOR Group, Inc.	5,900	241,487
Granite Construction, Inc.	4,520	147,126
ITT Corp.	3,600	165,492
KBR, Inc.	8,310	171,685
Orion Marine Group, Inc.(a)	4,930	53,293
URS Corp.	7,550	432,389
		1,744,356

CONSTRUCTION MATERIALS (0.0%)
Headwaters, Inc.(a)	3,270	34,956

CONSUMER FINANCE (0.5%)
Cash America International, Inc.	6,340	281,433
First Cash Financial Services, Inc.(a)	1,930	108,871
Green Dot Corp., Class A(a)	1,310	23,567
SLM Corp.	28,900	256,054

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2014 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
World Acceptance Corp.	400	$32,432
		702,357

CONTAINERS & PACKAGING (0.8%)
AptarGroup, Inc.	2,480	151,528
Greif, Inc., Class A	3,100	155,558
Myers Industries, Inc.	1,120	20,698
Packaging Corp. of America	5,150	340,724
Rock-Tenn Co., Class A	2,800	278,404
Silgan Holdings, Inc.	1,700	83,674
Sonoco Products Co.	3,860	151,080
		1,181,666

DISTRIBUTORS (0.2%)
MWI Veterinary Supply, Inc.(a)	1,280	180,813
VOXX International Corp.(a)	13,830	137,055
		317,868

DIVERSIFIED CONSUMER SERVICES (1.1%)
American Public Education, Inc.(a)	2,420	86,394
Apollo Group, Inc., Class A(a)	6,210	173,445
Capella Education Co.	2,080	133,037
Career Education Corp.	20,170	103,069
DeVry, Inc.	3,680	147,090
Hillenbrand, Inc.	4,870	146,344
Interval Leisure Group, Inc.	2,280	48,291
ITT Educational Services, Inc.(a)	845	12,024
Matthews International Corp., Class A	1,370	59,581
Nutrisystem, Inc.	1,240	19,902
Outerwall, Inc.	850	46,767
Regis Corp.	12,800	178,304
Service Corp. International	9,990	209,790
Sotheby's	3,940	156,221
Strayer Education, Inc.	482	24,977
Universal Technical Institute, Inc.	1,390	16,638
		1,561,874

DIVERSIFIED FINANCIAL SERVICES (1.7%)
BofI Holding, Inc.(a)	2,170	161,860
Calamos Asset Management, Inc., Class A	12,690	150,504
Cardtronics, Inc.(a)	3,830	147,685
CBOE Holdings, Inc.	4,930	238,957
CoreLogic, Inc.(a)	5,580	151,776
Encore Capital Group, Inc.	3,980	169,070
EZCORP, Inc., Class A	21,000	205,590
Greenhill & Co., Inc.	1,060	48,516
Interactive Brokers Group, Inc., Class A	2,260	52,014
MarketAxess Holdings, Inc.	3,440	193,431
MSCI, Inc., Class A(a)	5,890	266,523
Portfolio Recovery Associates, Inc.(a)	4,740	279,470
Provident Financial Services, Inc.	5,220	87,226
Stifel Financial Corp.	2,335	106,920
Viewpoint Financial Group	1,340	33,688
		2,293,230

DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
8x8, Inc.	12,190	98,495
Atlantic Tele-Network, Inc.	1,580	92,446
Cincinnati Bell, Inc.	9,960	37,947
General Communication, Inc., Class A	1,510	16,670
Lumos Networks Corp.	3,190	48,935
NeuStar, Inc., Class A(a)	4,030	112,276
tw Telecom, Inc.(a)	5,350	217,959
		624,728

ELECTRIC UTILITIES (1.1%)
ALLETE, Inc.	1,330	62,404
Cleco Corp.	2,260	125,972
El Paso Electric Co.	1,520	56,012
Great Plains Energy, Inc.	11,101	275,194
Hawaiian Electric Industries, Inc.	8,010	189,196
IDACORP, Inc.	2,750	147,263
NorthWestern Corp.	2,520	116,474
UIL Holdings Corp.	3,400	119,374
UniSource Energy Corp.	1,570	94,859
Westar Energy, Inc.	7,620	274,625
		1,461,373

ELECTRICAL EQUIPMENT (1.1%)
A.O. Smith Corp.	6,250	291,875
Acuity Brands, Inc.	1,700	182,359
AZZ, Inc.	2,210	96,444
Encore Wire Corp.	680	28,519
EnerSys	3,210	203,610
Franklin Electric Co., Inc.	1,440	52,776
General Cable Corp.	2,090	46,461
Hubbell, Inc., Class B	2,100	245,574
Powell Industries, Inc.	330	19,275
REGAL-BELOIT Corp.	2,640	185,566
Rofin-Sinar Technologies, Inc.(a)	3,450	75,314
Vicor Corp.	910	7,171
Woodward, Inc.	2,290	114,408
		1,549,352

ELECTRONIC EQUIPMENT & INSTRUMENTS (4.3%)
Agilysys, Inc.(a)	570	7,495
Anixter International, Inc.	2,290	196,871
Arrow Electronics, Inc.(a)	7,790	451,430
Avnet, Inc.	10,320	436,846
Badger Meter, Inc.	500	24,950
Benchmark Electronics, Inc.(a)	9,960	240,534
Checkpoint Systems, Inc.	1,780	21,787
Cognex Corp.(a)	4,900	200,802
Coherent, Inc.	990	58,321
CTS Corp.	1,420	24,694
Daktronics, Inc.	9,610	106,671
DTS, Inc.(a)	720	13,025
Electro Scientific Industries, Inc.	1,040	6,219
ESCO Technologies, Inc.	1,060	35,563
FARO Technologies, Inc.	1,970	99,741
II-VI, Inc.	2,510	34,437
Ingram Micro, Inc.	16,530	474,411
Insight Enterprises, Inc.(a)	8,890	233,540
Itron, Inc.	2,760	99,305
Littelfuse, Inc.	910	79,097
Measurement Specialties, Inc.	2,200	189,178
Mercury Computer Systems, Inc.	5,710	63,096
Methode Electronics, Inc.	5,870	187,723
Mettler-Toledo International, Inc.	1,166	299,825
MTS Systems Corp.	1,530	100,980
National Instruments Corp.	3,725	118,604
Newport Corp.	1,670	28,908
Park Electrochemical Corp.	760	21,402
Plexus Corp.	3,460	136,082
Rogers Corp.(a)	720	41,299
Rovi Corp.(a)	3,733	87,240
Sanmina Corp.(a)	15,870	369,612
ScanSource, Inc.(a)	4,450	159,355
SYNNEX Corp.(a)	3,450	222,525
Tech Data Corp.	6,340	398,089
Trimble Navigation, Ltd.	11,220	346,698
TTM Technologies, Inc.(a)	18,690	140,362
Vishay Intertechnology, Inc.	16,900	248,937
		6,005,654

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.2%)
Fabrinet(a)	1,260	23,436
Knowles Corp.(a)	3,280	95,383

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2014 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Zebra Technologies Corp., Class A	1,990	$159,339
		278,158

ENERGY EQUIPMENT & SERVICES (2.9%)
Atwood Oceanics, Inc.(a)	2,320	111,708
Basic Energy Services, Inc.(a)	1,410	33,826
Bristow Group, Inc.	1,420	101,345
C&J Energy Services, Inc.(a)	8,210	245,972
CARBO Ceramics, Inc.	1,360	169,374
Dril-Quip, Inc.	2,110	212,625
Era Group, Inc.(a)	5,540	148,472
Exterran Holdings, Inc.	5,590	236,177
Geospace Technologies Corp.(a)	1,230	49,495
Gulf Island Fabrication, Inc.	4,310	84,045
Helix Energy Solutions Group, Inc.(a)	3,920	99,686
ION Geophysical Corp.	5,630	21,113
Matrix Service Co.	11,720	314,682
Newpark Resources, Inc.	15,580	190,543
Oceaneering International, Inc.	5,250	356,528
Patterson-UTI Energy, Inc.	12,100	415,635
Pioneer Energy Services Corp.	21,670	318,766
SEACOR Holdings, Inc.(a)	1,340	101,786
Superior Energy Services, Inc.	12,090	406,224
TETRA Technologies, Inc.(a)	3,440	37,874
Tidewater, Inc.	3,320	156,936
Unit Corp.	3,010	190,684
		4,003,496

FOOD & STAPLES RETAILING (0.6%)
Casey's General Stores, Inc.	1,590	105,210
SpartanNash Co.	8,904	186,628
SuperValu, Inc.	18,120	166,161
Tesco Corp.	10,140	197,933
United Natural Foods, Inc.	2,970	174,101
		830,033

FOOD PRODUCTS (1.7%)
Annie's, Inc.(a)	730	21,301
B&G Foods, Inc.	2,160	60,631
Calavo Growers, Inc.	560	19,314
Cal-Maine Foods, Inc.	630	44,856
Dean Foods Co.	12,120	185,678
Diamond Foods, Inc.	920	24,711
Flowers Foods, Inc.	7,113	135,787
Hain Celestial Group, Inc.	2,830	241,965
Ingredion, Inc.	3,920	288,630
J & J Snack Foods Corp.	600	54,054
Lancaster Colony Corp.	830	72,501
Post Holdings, Inc.	2,975	133,637
Sanderson Farms, Inc.	2,030	184,913
Seneca Foods Corp., Class A(a)	7,990	228,674
Snyders-Lance, Inc.	2,050	50,861
The Hillshire Brands Co.	4,800	301,296
Tootsie Roll Industries, Inc.	904	23,802
TreeHouse Foods, Inc.(a)	1,660	122,010
Whitewave Foods Co., Class A	6,690	199,295
		2,393,916

GAS UTILITIES (1.5%)
Atmos Energy Corp.	5,310	256,579
Energen Corp.	2,810	229,380
National Fuel Gas Co.	3,180	219,134
New Jersey Resources Corp.	3,620	184,910
Northwest Natural Gas Co.	860	37,169
One Gas, Inc.	3,380	121,680
Piedmont Natural Gas Co., Inc.	2,910	100,948
Questar Corp.	6,950	154,568
South Jersey Industries, Inc.	1,090	58,391
Southwest Gas Corp.	1,640	81,229
The Laclede Group, Inc.	2,820	132,484
UGI Corp.	6,860	332,985
WGL Holdings, Inc.	3,590	139,938
		2,049,395

HEALTH CARE EQUIPMENT & SUPPLIES (2.7%)
Abaxis, Inc.	880	41,721
ABIOMED, Inc.(a)	7,800	199,680
Align Technology, Inc.(a)	4,930	267,255
Allscripts Healthcare Solutions, Inc.(a)	6,566	104,531
Analogic Corp.	540	38,831
Anika Therapeutics, Inc.(a)	4,680	196,841
Bio-Rad Laboratories, Inc., Class A	870	100,041
Cantel Medical Corp.	5,047	169,226
CONMED Corp.	1,200	46,800
Cyberonics, Inc.(a)	1,030	61,254
Cynosure, Inc.	960	21,830
Greatbatch, Inc.(a)	1,020	50,500
Haemonetics Corp.	2,230	79,321
Hanger Orthopedic Group, Inc.(a)	1,730	54,755
Hill-Rom Holdings, Inc.	2,520	99,288
Hologic, Inc.	10,810	281,817
ICU Medical, Inc.(a)	680	39,610
IDEXX Laboratories, Inc.(a)	2,110	262,653
Integra LifeSciences Holdings Corp.	1,060	50,265
Invacare Corp.	6,390	95,658
Masimo Corp.	2,380	57,310
Meridian Bioscience, Inc.	1,900	37,449
Merit Medical Systems, Inc.	2,095	26,900
Natus Medical, Inc.	7,550	217,214
NuVasive, Inc.	4,200	156,996
OSI Systems, Inc.	770	51,051
ResMed, Inc.	5,410	279,913
Sirona Dental Systems, Inc.(a)	2,230	178,846
STERIS Corp.	2,420	123,130
SurModics, Inc.	3,550	67,415
Symmetry Medical, Inc.	2,380	20,968
Thoratec Corp.	2,400	78,000
West Pharmaceutical Services, Inc.	4,060	165,445
		3,722,514

HEALTH CARE PROVIDERS & SERVICES (3.2%)
Air Methods Corp.(a)	2,760	138,690
Almost Family, Inc.(a)	4,420	103,605
Amedisys, Inc.(a)	1,629	32,873
AMN Healthcare Services, Inc.(a)	6,670	87,377
AmSurg Corp.(a)	1,940	92,655
Bio-Reference Laboratories, Inc.(a)	1,180	37,040
Centene Corp.(a)	4,250	306,383
Chemed Corp.	880	89,628
CorVel Corp.	3,040	122,451
Cross Country Healthcare, Inc.	19,600	140,924
CryoLife, Inc.	12,140	119,579
Gentiva Health Services, Inc.(a)	1,480	26,788
Health Net, Inc.(a)	9,340	384,715
Healthways, Inc.	5,300	91,637
Henry Schein, Inc.(a)	3,910	454,538
IPC The Hospitalist Co.(a)	2,380	117,048
Kindred Healthcare, Inc.	10,542	251,954
Landauer, Inc.	470	20,281
LHC Group, Inc.(a)	5,930	139,236
Magellan Health Services, Inc.	3,950	227,520
Medifast, Inc.(a)	550	15,791
Molina Healthcare, Inc.(a)	5,915	241,628
Omnicare, Inc.	4,330	270,625
Owens & Minor, Inc.	6,815	225,508
PharMerica Corp.(a)	8,760	236,432

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2014 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
The Ensign Group, Inc.	1,280	$42,150
VCA Antech, Inc.	3,970	148,041
WellCare Group, Inc.(a)	3,880	242,034
		4,407,131

HEALTH CARE TECHNOLOGY (0.4%)
Computer Programs & Systems, Inc.	490	32,252
Healthstream, Inc.(a)	2,150	53,664
MedAssets, Inc.	2,400	50,976
Medidata Solutions, Inc.(a)	4,090	183,395
Omnicell, Inc.(a)	7,160	196,184
		516,471

HOTELS, RESTAURANTS & LEISURE (1.3%)
Biglari Holdings, Inc.(a)	315	133,878
Bob Evans Farms, Inc.	1,210	57,487
Cracker Barrel Old Country Store, Inc.	1,250	121,200
DineEquity, Inc.	820	66,461
Domino's Pizza, Inc.	3,170	228,240
International Speedway Corp., Class A	1,460	44,267
Jack in the Box, Inc.	2,080	118,955
Life Time Fitness, Inc.(a)	1,650	64,927
Marcus Corp.	7,790	137,649
Marriott Vacations Worldwide Corp.(a)	1,430	82,297
Panera Bread Co., Class A(a)	1,195	176,024
Papa John's International, Inc.	3,220	134,242
Sonic Corp.	6,280	129,682
The Wendy's Co.	31,730	258,600
		1,753,909

HOUSEHOLD DURABLES (2.0%)
Ethan Allen Interiors, Inc.	1,170	26,816
Fortune Brands Home & Security, Inc.	7,920	299,297
iRobot Corp.	1,180	38,197
Jarden Corp.	6,235	348,536
KB HOME	4,230	68,949
La-Z-Boy, Inc.	4,950	104,148
M.D.C. Holdings, Inc.	5,640	152,111
M/I Homes, Inc.(a)	8,440	173,695
Meritage Homes Corp.(a)	2,900	111,070
National Presto Industries, Inc.	830	53,203
NVR, Inc.(a)	166	186,992
Ryland Group, Inc.	2,020	64,842
Standard Pacific Corp.(a)	16,970	127,954
Tempur-Pedic International, Inc.(a)	5,710	312,394
Toll Brothers, Inc.	10,150	331,804
Tupperware Corp.	2,000	145,560
Universal Electronics, Inc.	3,730	177,660
		2,723,228

HOUSEHOLD PRODUCTS (0.8%)
Central Garden & Pet Co., Class A	33,560	313,115
Church & Dwight Co., Inc.	5,290	339,512
Energizer Holdings, Inc.	2,450	281,162
Inter Parfums, Inc.	4,110	107,394
WD-40 Co.	600	40,056
		1,081,239

INDUSTRIAL CONGLOMERATES (0.4%)
Carlisle Cos., Inc.	2,530	202,451
Koppers Holdings, Inc.	810	29,184
LSB Industries, Inc.	770	29,653
Standex International Corp.	500	32,975
Teleflex, Inc.	1,780	191,777
Tredegar Industries, Inc.	1,010	19,735
		505,775

INSURANCE (4.7%)
Alleghany Corp.(a)	946	391,502
American Financial Group, Inc.	4,710	263,713
Amerisafe, Inc.	690	25,254
Arthur J. Gallagher & Co.	5,990	269,550
Aspen Insurance Holdings, Ltd.	5,980	239,260
Brown & Brown, Inc.	4,840	148,975
eHealth, Inc.(a)	2,190	45,333
Employers Holdings, Inc.	6,380	135,894
Everest Re Group, Ltd.	2,566	400,065
First American Financial Corp.	10,500	284,970
FNF Group, Inc.	1	27
HCC Insurance Holdings, Inc.	5,400	252,072
HCI Group, Inc.	5,150	205,485
Horace Mann Educators Corp.	5,040	144,396
Infinity Property & Casualty Corp.	2,330	150,891
Kemper Corp.	5,430	187,932
Meadowbrook Insurance Group, Inc.	15,890	95,817
Mercury General Corp.	2,600	127,972
Old Republic International Corp.	19,350	278,446
Primerica, Inc.	2,060	94,925
ProAssurance Corp.	3,280	143,106
Protective Life Corp.	5,980	414,892
Reinsurance Group of America	5,640	452,666
Renaissancere Holdings, Ltd.	1,700	166,277
RLI Corp.	1,270	54,280
Safety Insurance Group, Inc.	1,900	95,019
Selective Insurance Group, Inc.	5,750	128,168
StanCorp Financial Group, Inc.	3,420	206,363
Stewart Information Services Corp.	7,980	235,171
The Hanover Insurance Group, Inc.	4,590	265,348
The Navigators Group, Inc.	2,490	151,392
United Fire Group, Inc.	5,570	157,408
Universal Insurance Holdings, Inc.	1,230	14,834
W.R. Berkley Corp.	6,490	289,519
		6,516,922

INTERNET & CATALOG RETAIL (0.2%)
FTD Cos., Inc.(a)	840	27,669
HSN, Inc.	1,330	74,334
XO Group, Inc.	17,740	198,156
		300,159

INTERNET SOFTWARE & SERVICES (1.7%)
AOL, Inc.(a)	3,110	119,891
Blucora, Inc.	9,000	153,630
Blue Nile, Inc.(a)	520	13,390
Bottomline Technologies, Inc.	1,530	43,314
comScore, Inc.(a)	2,720	98,437
Concur Technologies, Inc.	2,670	248,203
Conversant, Inc.(a)	5,280	123,394
DealerTrack Holdings, Inc.	5,210	195,740
Dice Holdings, Inc.	2,570	23,541
Digital River, Inc.(a)	1,560	22,292
Equinix, Inc.(a)	1,946	417,456
j2 Global, Inc.	4,290	209,867
Liquidity Services, Inc.(a)	1,150	15,514
LivePerson, Inc.	2,250	26,505
Microstrategy, Inc., Class A	380	54,389
Nic, Inc.	6,290	106,112
Perficient, Inc.(a)	8,330	141,527
PetMed Express, Inc.	940	12,878
QuinStreet, Inc.(a)	2,000	9,980
Rackspace Hosting, Inc.	4,470	135,396
Stamps.com, Inc.	3,140	99,318
TIBCO Software, Inc.(a)	6,200	119,660
		2,390,434

IT SERVICES (2.3%)
Acxiom Corp.(a)	4,630	84,821
Broadridge Financial Solutions, Inc.	5,860	236,568

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2014 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
CACI International, Inc., Class A	3,540	$244,225
Ciber, Inc.(a)	49,490	172,720
Convergys Corp.	7,650	148,333
CSG Systems International, Inc.	1,490	38,800
DST Systems, Inc.	1,500	135,105
ExlService Holdings, Inc.	1,320	37,026
Gartner, Inc.	3,490	238,786
iGATE Corp.(a)	6,070	216,578
LogMeIn, Inc.(a)	3,020	122,944
ManTech International Corp., Class A	9,450	255,150
MAXIMUS, Inc.	4,020	166,267
Science Applications International Corp.	5,340	223,052
Sykes Enterprises, Inc.	1,820	37,674
Synchronoss Technologies, Inc.(a)	5,010	202,454
VeriFone Systems, Inc.(a)	4,260	142,753
Virtusa Corp.(a)	5,650	176,732
Wex, Inc.(a)	2,550	275,196
		3,155,184

LEISURE PRODUCTS (0.9%)
Arctic Cat, Inc.	3,340	118,904
Brunswick Corp.	5,060	204,070
Callaway Golf Co.	4,060	30,856
MarineMax, Inc.	11,990	199,873
Polaris Industries, Inc.	3,500	516,390
Pool Corp.	1,770	96,925
Sturm Ruger & Co., Inc.	1,950	97,422
		1,264,440

LIFE SCIENCES TOOLS AND SERVICES (0.7%)
Affymetrix, Inc.(a)	3,120	26,832
Albany Molecular Research, Inc.(a)	870	16,565
Cambrex Corp.	9,690	204,168
Charles River Laboratories International, Inc.	3,060	165,883
Covance, Inc.	2,960	248,403
Luminex Corp.	1,720	31,304
PAREXEL International Corp.	2,270	121,581
Techne Corp.	1,340	125,049
		939,785

MACHINERY (3.8%)
3D Systems Corp.(a)	6,340	317,824
Actuant Corp., Class A	2,940	94,903
AGCO Corp.	5,960	290,312
Albany International Corp., Class A	1,130	40,499
Applied Industrial Technologies, Inc.	1,520	73,659
Astec Industries, Inc.	2,640	102,617
Barnes Group, Inc.	1,890	64,732
Briggs & Stratton Corp.	5,970	109,430
CIRCOR International, Inc.	2,060	148,052
CLARCOR, Inc.	1,910	113,282
Crane Co.	1,910	131,045
Donaldson Co., Inc.	4,960	192,398
EnPro Industries, Inc.(a)	900	61,578
Federal Signal Corp.	13,180	190,583
Graco, Inc.	3,360	249,144
Harsco Corp.	3,210	81,117
IDEX Corp.	4,040	306,313
Intevac, Inc.	1,240	7,862
John Bean Technologies Corp.	1,095	28,525
Kennametal, Inc.	3,050	128,954
Lincoln Electric Holdings, Inc.	3,960	263,102
Lindsay Manufacturing Co.	530	42,903
Lydall, Inc.	690	17,409
Mueller Industries, Inc.	4,080	113,546
Nordson Corp.	2,270	170,636
Oshkosh Truck Corp.	5,560	256,983
SPX Corp.	1,750	173,478
Tennant Co.	720	52,524
Terex Corp.	6,900	238,119
The Timken Co.	2,930	129,799
Titan International, Inc.	12,510	186,649
Toro Co.	2,060	122,220
Trinity Industries, Inc.	12,270	535,463
Valmont Industries, Inc.	1,090	158,737
Watts Water Technologies, Inc.	1,110	64,891
		5,259,288

MARINE (0.5%)
Huntington Ingalls Industries, Inc.	1,990	180,931
Kirby Corp.	3,720	433,231
Matson, Inc.	3,920	105,644
		719,806

MEDIA (0.9%)
Cinemark Holdings, Inc.	4,160	136,448
DreamWorks Animation SKG, Inc., Class A(a)	4,040	80,800
Harte-Hanks, Inc.	2,350	15,416
Lamar Advertising Co., Class A	2,620	131,393
Live Nation, Inc.	5,822	135,129
Meredith Corp.	1,440	66,125
Scholastic Corp.	6,180	218,896
Sizmek, Inc.(a)	5,260	47,813
The E.W. Scripps Co., Class A(a)	7,050	152,844
The New York Times Co., Class A	5,430	67,821
Time, Inc.	4,490	108,209
Wiley John And Sons, Class A	1,860	111,767
		1,272,661

METALS & MINING (2.8%)
A.M. Castle & Co.	10,800	89,424
AK Steel Holding Corp.(a)	5,850	53,235
Carpenter Technology Corp.	1,970	106,656
Century Aluminum Co.	15,460	290,648
Cliffs Natural Resources, Inc.	6,070	105,921
Commercial Metals Co.	12,520	215,845
Compass Minerals International, Inc.	1,280	110,106
Gibraltar Industries, Inc.	6,290	92,400
Globe Specialty Metals, Inc.	2,600	49,478
Haynes International, Inc.	400	19,920
Kaiser Aluminum Corp.	2,350	181,467
Materion Corp.	6,090	196,768
Olympic Steel, Inc.	6,820	149,563
Reliance Steel & Aluminum Co.	4,580	312,585
Royal Gold, Inc.	2,510	189,681
RTI International Metals, Inc.(a)	1,220	30,329
Steel Dynamics, Inc.	15,600	330,876
Stillwater Mining Co.(a)	4,920	88,068
SunCoke Energy, Inc.(a)	3,010	68,718
TimkenSteel Corp.	3,955	172,082
United States Steel Corp.	5,630	188,549
US Silica Holdings, Inc.	11,640	654,401
Worthington Industries, Inc.	4,190	160,267
		3,856,987

MULTILINE RETAIL (0.5%)
Big Lots, Inc.(a)	6,450	282,188
Fred's, Inc.	11,490	181,887
J.C. Penney Co., Inc.	17,640	165,463
The Andersons, Inc.	1,085	58,612
Tuesday Morning Corp.	1,590	26,171
		714,321

MULTI-UTILITIES (0.9%)
Alliant Energy Corp.	4,130	233,345
Avista Corp.	5,850	181,525
Black Hills Corp.	1,650	86,971

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2014 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
MDU Resources Group, Inc.	7,300	$230,023
OGE Energy Corp.	7,610	273,580
PNM Resources, Inc.	7,380	189,297
Vectren Corp.	3,130	119,222
		1,313,963

OIL, GAS & CONSUMABLE FUELS (3.3%)
Approach Resources, Inc.(a)	1,500	31,560
Arch Coal, Inc.	28,290	84,021
Bill Barrett Corp.(a)	1,990	47,780
Carrizo Oil & Gas, Inc.	6,290	386,269
Cloud Peak Energy, Inc.(a)	11,100	171,828
Comstock Resources, Inc.	1,800	42,588
Contango Oil & Gas Co.(a)	560	22,529
Dresser-Rand Group, Inc.	2,980	177,340
Forest Oil Corp.	5,000	10,200
Green Plains Renewable Energy, Inc.	13,930	522,236
Gulfport Energy Corp.	4,130	220,583
HollyFrontier Corp.	11,188	525,948
Hornbeck Offshore Services, Inc.	1,350	58,995
Northern Oil & Gas, Inc.	9,630	154,947
Oil States International, Inc.	3,740	229,224
PDC Energy, Inc.(a)	1,420	77,049
Penn Virginia Corp.	2,200	28,644
PetroQuest Energy, Inc.	3,000	19,230
Rosetta Resources, Inc.(a)	4,500	229,815
SM Energy Co.	4,440	348,718
Stone Energy Corp.	6,900	262,545
Swift Energy Co.	13,240	146,302
Synergy Resources Corp.(a)	20,620	216,922
World Fuel Services Corp.	6,710	288,194
WPX Energy, Inc.(a)	10,210	210,020
		4,513,487

PAPER & FOREST PRODUCTS (0.8%)
Boise Cascade Co.(a)	5,980	168,337
Clearwater Paper Corp.(a)	2,000	135,200
Deltic Timber Corp.	410	25,051
Domtar Corp.	6,280	225,578
KapStone Paper & Packaging Corp.(a)	9,580	284,909
Louisiana-Pacific Corp.	5,980	80,969
Neenah Paper, Inc.	1,620	80,384
P. H. Glatfelter & Co.	4,140	98,532
Wausau-Mosinee Paper Corp.	2,450	24,672
		1,123,632

PERSONAL PRODUCTS (0.2%)
Helen of Troy, Ltd.(a)	1,080	57,920
Prestige Brands Holdings, Inc.(a)	5,760	177,408
		235,328

PHARMACEUTICALS (2.1%)
Akorn, Inc.(a)	13,490	457,716
Cubist Pharmaceuticals, Inc.	4,060	247,254
DepoMed, Inc.	1,780	17,711
ENDO International PLC(a)	7,960	533,957
Impax Laboratories, Inc.(a)	2,710	63,387
Lannett Co., Inc.	2,980	100,158
Mallinckrodt PLC(a)	2,350	163,607
Questcor Pharmaceuticals, Inc.	6,250	562,312
Sagent Pharmaceuticals, Inc.(a)	950	24,206
Salix Pharmaceutical, Ltd.(a)	4,830	637,125
The Medicines Co.	5,230	122,225
		2,929,658

PROFESSIONAL SERVICES (0.4%)
Insperity, Inc.	3,640	116,152
Towers Watson & Co., Class A	3,280	334,626
WageWorks, Inc.	1,180	49,253
		500,031

REAL ESTATE INVESTMENT TRUST (5.6%)
Acadia Realty Trust	2,377	67,103
Agree Realty Corp.	400	11,712
Alexandria Real Estate Equities, Inc.	2,800	220,080
American Assets Trust, Inc.	1,410	48,349
American Campus Communities, Inc.	4,220	164,242
Associated Estates Realty CP	2,450	43,291
BioMed Realty Trust, Inc.	7,870	169,205
Camden Property Trust	3,290	238,064
Capstead Mortgage Corp.	10,170	130,583
CareTrust REIT, Inc.(a)	950	16,207
Cedar Shopping Centers, Inc.	4,120	25,956
Chesapeake Lodging Trust	2,010	59,657
Coresite Realty Corp.	5,020	163,953
Corporate Office Properties Trust	3,580	101,565
Cousins Properties, Inc.	7,385	91,426
DiamondRock Hospitality Co.	7,930	97,222
Duke Realty Corp.	13,550	243,764
EastGroup Properties, Inc.	1,140	71,090
Education Realty Trust, Inc.	690	7,286
EPR Properties	2,040	109,956
Equity One, Inc.	2,630	61,069
Extra Space Storage, Inc.	4,130	213,645
Federal Realty Investment Trust	2,650	323,565
Franklin Street Properties Corp.	3,250	39,455
Getty Realty Corp.	810	14,880
Government Properties Income Trust	2,050	47,867
Healthcare Realty Trust, Inc.	3,930	97,071
Highwood Properties, Inc.	3,500	147,245
Home Properties, Inc.	2,190	144,080
Hospitality Properties Trust	5,760	164,563
Inland Real Estate Corp.	3,840	39,706
Kilroy Realty Corp.	3,140	194,178
Kite Realty Group Trust	6,380	38,918
LaSalle Hotel Properties	4,000	139,160
Lexington Corp. Properties Trust	8,405	91,951
Liberty Property Trust	5,620	197,655
LTC Properties, Inc.	1,230	47,146
Mack-Cali Realty Corp.	3,910	82,501
Medical Properties Trust, Inc.	7,010	94,355
Mid-America Apartment Communities, Inc.	2,936	205,285
National Retail Properties, Inc.	4,790	170,380
OMEGA Healthcare Investors, Inc.	6,150	224,721
Parkway Properties, Inc.	2,950	61,153
Pennsylvania Real Estate Investment Trust	3,130	60,190
Post Properties, Inc.	2,060	111,652
Potlatch Corp.	1,540	63,602
PS Business Parks, Inc.	770	63,525
Rayonier, Inc.	4,860	165,532
Realty Income Corp.	8,340	359,037
Regency Centers Corp.	3,400	184,824
Sabra Healthcare REIT, Inc.	6,540	181,158
Saul Centers, Inc.	340	16,208
Senior Housing Properties Trust	8,310	189,967
SL Green Realty Corp.	3,820	411,796
Sovran Self Storage, Inc.	1,250	95,900
Tanger Factory Outlet Center	3,990	138,253
Taubman Centers, Inc.	2,500	183,900
The Geo Group, Inc.	2,863	98,516
UDR, Inc.	9,791	284,722
Universal Health Realty Income Trust	220	9,253
Urstadt Biddle Properties, Inc., Class A	920	18,851
Washington Prime Group, Inc.	6,450	121,841
Weingarten Realty Investors	4,460	146,779
		7,826,766

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2014 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
REAL ESTATE MANAGEMENT AND DEVELOPMENT (0.4%)
Alexander & Baldwin, Inc.	2,760	$105,349
Forestar Group, Inc.	10,440	195,228
Jones Lang LaSalle, Inc.	1,740	215,238
		515,815

ROAD & RAIL (1.6%)
ArcBest Corp.	920	29,192
Atmel Corp.(a)	17,050	139,810
Celadon Group, Inc.	650	13,806
Con-way, Inc.	2,220	109,557
Genesee & Wyoming, Inc., Class A	2,740	273,260
Heartland Express, Inc.	2,443	54,845
J.B. Hunt Transport Services, Inc.	4,110	317,539
Knight Transportation, Inc.	2,740	65,650
Landstar System, Inc.	1,750	115,727
Old Dominion Freight Line, Inc.	4,510	286,295
Roadrunner Transportation System, Inc.(a)	1,090	27,403
Saia, Inc.(a)	6,560	299,464
Wabtec Corp.	5,400	435,672
Werner Enterprises, Inc.	3,790	93,158
		2,261,378

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.3%)
Advanced Energy Industries, Inc.(a)	5,190	87,296
Advanced Micro Devices, Inc.(a)	26,280	102,755
Brooks Automation, Inc.	8,170	83,171
Cabot Microelectronics Corp.(a)	860	34,564
CEVA, Inc.	810	11,526
Cirrus Logic, Inc.	2,450	54,954
Cohu, Inc.	950	10,593
Cree, Inc.	5,840	275,823
Cypress Semiconductor Corp.	5,910	59,750
Diodes, Inc.	3,700	94,350
DSP Group, Inc.(a)	1,120	9,934
Entropic Communications, Inc.(a)	5,210	14,536
Exar Corp.	2,120	20,416
Fairchild Semiconductor International, Inc.	9,670	147,177
FEI Co.	2,400	183,840
GT Advanced Technologies, Inc.(a)	5,200	71,968
Integrated Device Technology, Inc.	5,760	82,714
International Rectifier Corp.	2,830	70,297
Intersil Corp., Class A	5,270	67,614
Kopin Corp.	4,660	15,984
Kulicke & Soffa Industries, Inc.	7,640	104,057
Micrel, Inc.	2,070	21,652
Microsemi Corp.	3,790	90,884
MKS Instruments, Inc.	1,930	61,335
Monolithic Power Systems, Inc.	1,310	54,024
Nanometrics, Inc.	970	15,093
Pericom Semiconductor Corp.	1,060	9,360
Power Integrations, Inc.	1,170	62,981
QLogic Corp.	4,040	36,764
RF Micro Devices, Inc.	11,680	130,349
Rubicon Technology, Inc.(a)	1,060	7,982
Rudolph Technologies, Inc.(a)	7,070	65,115
Semtech Corp.(a)	2,680	59,844
Silicon Laboratories, Inc.	1,530	62,317
Skyworks Solutions, Inc.	7,190	364,964
SunEdison, Inc.(a)	9,270	185,400
Teradyne, Inc.	7,890	143,756
Tessera Technologies, Inc.	1,920	48,787
TriQuint Semiconductor, Inc.(a)	6,830	122,803
Ultratech, Inc.	1,120	26,522
Veeco Instruments, Inc.	1,540	53,453
		3,226,704

SOFTWARE (2.9%)
ACI Worldwide, Inc.(a)	8,940	167,535
Advent Software, Inc.	3,310	107,442
ANSYS, Inc.(a)	3,589	276,138
Blackbaud, Inc.	3,360	123,346
Cadence Design Systems, Inc.	11,810	198,762
CommVault Systems, Inc.	2,440	117,169
Compuware Corp.	8,820	80,262
Ebix, Inc.	5,380	67,573
EPIQ Systems, Inc.	1,695	24,442
FactSet Research Systems, Inc.	1,580	189,805
Fair Isaac Corp.	2,340	133,731
Fortinet, Inc.	5,350	131,342
Informatica Corp.(a)	4,230	134,176
Interactive Intelligence Group, Inc.(a)	2,980	135,203
Jack Henry & Associates, Inc.	3,240	189,054
Manhattan Associates, Inc.	7,310	214,622
Mentor Graphics Corp.	8,450	166,887
MICROS Systems, Inc.	2,940	198,832
Monotype Imaging Holdings, Inc.	5,680	169,775
NetScout Systems, Inc.(a)	1,430	60,818
Progress Software Corp.	2,220	51,460
PTC, Inc.(a)	7,610	273,656
Quality Systems, Inc.	2,170	33,657
Solarwinds, Inc.(a)	2,530	104,084
Solera Holdings, Inc.	2,680	171,520
Synopsys, Inc.	6,050	228,508
Tangoe, Inc.(a)	1,500	20,700
Tyler Technologies, Inc.	2,370	215,030
Vasco Data Security International, Inc.(a)	1,440	19,541
		4,005,070

SPECIALTY RETAIL (4.0%)
Aaron's, Inc.	5,160	136,121
Abercrombie & Fitch Co., Class A	6,180	243,121
Advance Auto Parts, Inc.	2,850	345,163
Aeropostale, Inc.(a)	8,720	28,950
American Eagle Outfitters, Inc.	7,650	81,549
Ann, Inc.(a)	3,270	120,172
Ascena Retail Group, Inc.(a)	9,086	145,921
Barnes & Noble, Inc.	1,540	32,063
Big 5 Sporting Goods Corp.	8,670	85,920
Cabela's, Inc.	1,890	110,300
Cato Corp., Class A	1,100	33,946
Chico's FAS, Inc.	6,890	108,931
Children's Place Retail Stores, Inc.	2,180	109,436
Christopher & Banks Corp.	11,530	98,581
CST Brands, Inc.	6,260	209,272
Dick's Sporting Goods, Inc.	3,970	168,844
Finish Line, Inc., Class A	3,727	97,983
Foot Locker, Inc.	6,970	331,284
Francesca's Holdings Corp.	2,010	25,688
Genesco, Inc.	2,060	157,116
Group 1 Automotive, Inc.	3,360	248,371
Guess?, Inc.	2,560	66,586
Haverty Furniture Cos., Inc.	870	19,340
Hibbett Sports, Inc.	1,090	54,402
Kirkland's, Inc.	3,970	74,676
Lithia Motors, Inc., Class A	4,200	373,170
Lumber Liquidators Holdings, Inc.(a)	2,390	129,586
Men's Wearhouse, Inc.	1,800	90,576
Movado Group, Inc.	2,770	113,376
Murphy USA, Inc.	4,520	223,378
Office Depot, Inc.	20,006	100,230
Rent-A-Center, Inc.	6,550	156,807
Select Comfort Corp.(a)	2,210	44,642
Signet Jewelers, Ltd.	3,120	317,585

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2014 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Sonic Automotive, Inc., Class A	7,390	$179,725
Stage Stores, Inc.	8,432	151,945
Stein Mart, Inc.	8,180	106,176
The Pep Boys - Manny, Moe & Jack	14,410	152,458
Vitamin Shoppe, Inc.	1,270	54,166
Williams-Sonoma, Inc.	3,380	226,697
Zumiez, Inc.	930	25,901
		5,580,154

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (1.0%)
Diebold, Inc.	2,470	93,070
Electronics for Imaging, Inc.	7,390	325,677
Lexmark International, Inc., Class A	5,790	278,094
NCR Corp.	6,450	199,627
Super Micro Computer, Inc.(a)	7,260	189,994
Synaptics, Inc.(a)	3,430	247,749
		1,334,211

TEXTILES, APPAREL & LUXURY GOODS (1.9%)
Brown Shoe Co., Inc.	6,225	175,483
Carter's, Inc.	2,730	209,009
Crocs, Inc.	8,180	129,817
Deckers Outdoor Corp.	3,290	291,198
G-III Apparel Group(a)	750	58,252
Hanesbrands, Inc.	4,840	472,916
Iconix Brand Group, Inc.	5,360	226,353
Kate Spade & Co.	4,850	183,476
Oxford Industries, Inc.	670	39,912
Perry Ellis International, Inc.	15,910	292,744
Quiksilver, Inc.(a)	6,130	18,329
Skechers U.S.A., Inc., Class A	1,590	82,950
Steven Madden, Ltd.	4,557	145,140
The Buckle, Inc.	1,215	54,067
UniFirst Corp.	640	62,214
Wolverine World Wide, Inc.	7,280	176,613
		2,618,473

THRIFTS & MORTGAGE FINANCE (0.9%)
Astoria Financial Corp.	9,360	120,557
Bank Mutual Corp.	2,460	14,834
Brookline Bancorp, Inc.	10,180	91,925
Dime Community Bancshares, Inc.	1,490	22,529
First Niagara Financial Group, Inc.	24,140	207,604
New York Community Bancorp, Inc.	20,500	325,540
Northwest Bancshares, Inc.	3,450	42,780
Oritani Financial Corp.	10,190	150,812
TrustCo Bank Corp. NY	3,990	26,294
Washington Federal, Inc.	8,030	168,309
Webster Financial Corp.	3,610	103,498
		1,274,682

TRADING COMPANIES & DISTRIBUTORS (1.0%)
Aceto Corp.	1,140	19,106
DXP Enterprises, Inc.	2,150	152,715
GATX Corp.	1,890	117,180
Kaman Corp., Class A	2,830	113,228
MSC Industrial Direct Co., Inc., Class A	1,880	160,345
Now, Inc.(a)	4,150	133,589
United Rentals, Inc.	5,420	573,978
Veritiv Corp.(a)	300	11,976
Watsco, Inc.	1,090	97,631
		1,379,748

WATER UTILITIES (0.2%)
American States Water Co.	1,480	45,214
Aqua America, Inc.	6,982	166,032
Calgon Carbon Corp.	2,250	47,700
		258,946

WIRELESS TELECOMMUNICATION SERVICES (0.3%)
NTELOS Holding Corp.	950	11,438
Spok Holdings, Inc.	6,960	104,191
Telephone & Data Systems, Inc.	10,820	270,500
		386,129
TOTAL COMMON STOCKS		137,877,480

MONEY MARKET FUND (2.4%)
Federated Government Obligations Fund, Institutional Shares, 0.01%(b)	3,271,363	3,271,363

TOTAL MONEY MARKET FUND		3,271,363
TOTAL INVESTMENTS (COST $114,656,083) 101.9%		141,148,843
LIABILITIES IN EXCESS OF OTHER ASSETS -1.9%		(2,644,095)

NET ASSETS 100.0%		$138,504,748

(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of July 31, 2014.

PLC—Public Limited Company

REIT—Real Estate Investment Trust

At July 31, 2014, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net Unrealized
	Tax Cost of	Unrealized	Unrealized	Appreciation
Fund Name	Securities	Appreciation	(Depreciation)	(Depreciation)
Steward Small-Mid Cap Enhanced Equity Index Fund	$115,121,257	$30,598,254	$(4,570,668)	$26,027,586

See notes to Schedules of Portfolio Investments.

Notes to Schedules of Portfolio Investments

Capstone Series Fund, Inc.

July 31, 2014

(Unaudited)

Portfolio Valuation: Steward Small-Mid Cap Enhanced Index Fund (“The Fund”) investments are recorded at fair value. In determining fair value, the Fund uses various valuation approaches. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the mean between the last reported bid and asked prices as of the close of trading. Equity securities traded on NASDAQ use the official closing price, if available, and otherwise, use the last reported sale price, or the mean between the last reported bid and asked prices if there was no sale on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities, including corporate bonds and U.S. government agency, mortgage-backed, and treasury obligations, with a remaining maturity of sixty days or more are valued using market prices, if available, or a pricing service when such prices are believed to reflect fair value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates fair value. Money market funds are valued at net asset value per share. All other securities and securities with no readily determinable market values are valued at their fair value in accordance with policies and procedures adopted by the Board of Directors.

Accounting principles generally accepted in the United States of America ("GAAP") establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s assumptions about inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayments speeds and credit risks).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Pursuant to these valuation policies, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2). Debt securities are generally categorized as Level 2 securities in the fair value hierarchy, except that U.S. Treasury debt securities may be categorized as Level 1. Money market funds are generally categorized as Level 1 securities in the fair value hierarchy.

The following table presents information about the Fund’s assets measured at fair value as of July 31, 2014:

	Investments in Securities
Fund Name	LEVEL 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Steward Small-Mid Cap Enhanced Index Fund
Security Type
Common Stocks*	$137,877,480	$–	$–	$137,877,480
Money Market Fund	3,271,363	–	–	3,271,363

Total	141,148,843	–	–	141,148,843

The Fund recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between levels as of July 31, 2014 from those used on April 30, 2014. The Fund did not hold any Level 3 securities during the period ended July 31, 2014.

For additional information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.

Item 2.   Controls and Procedures.

(a)	The registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective as of a date within 90 days of the filing date of this report (the "Evaluation Date") based on their evaluation of the registrant's disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17CFR 270.30a-3(d))) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.   Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: CAPSTONE SERIES FUND, INC.

By (Signature and Title)	/s/ Edward L. Jaroski
Edward L. Jaroski, President

Date:	September 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Edward L. Jaroski
Edward L. Jaroski, President

Date:	September 26, 2014

By (Signature and Title)	/s/ Carla Homer
Carla Homer, Treasurer

Date:	September 26, 2014